Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of geographical information of operating segments

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total
Year ended December 31, 2020
Revenue (*)	350,073	184	51,393	—	48,843	15,536	39,434	49,741	58,318	—	(8,552)	2,386	607,356
Cost of services	(380,176)	(71)	(60,799)	—	(40,306)	(11,004)	(39,517)	(42,753)	(72,163)	—	7,118	(13,912)	(653,583)
Gross (loss) / profit	(30,103)	113	(9,406)	—	8,537	4,532	(83)	6,988	(13,845)	—	(1,434)	(11,526)	(46,227)
Selling, general and administrative expenses	(38,033)	(144)	(11,300)	(38)	(7,943)	(1,520)	(8,596)	(10,583)	(14,437)	—	1,357	(10,538)	(101,775)
Impairment loss	—	—	(26,362)	—	—	—	—	—	—	—	—	(35,906)	(62,268)
Other operating income	6,522	3	34,829	—	281	117	129	256	11,968	—	—	—	54,105
Other operating expenses	(2,731)	(16)	(3,320)	—	(132)	(131)	(889)	(389)	18	—	77	(20)	(7,533)
Operating (loss) / income	(64,345)	(44)	(15,559)	(38)	743	2,998	(9,439)	(3,728)	(16,296)	—	—	(57,990)	(163,698)
Share of income / (loss) in associates	—	—	—	—	—	—	—	—	115	(6,556)	—	282	(6,159)
Amortization and depreciation	115,119	—	9,065	—	11,467	1,134	14,900	5,074	11,903	—	—	14,786	183,448
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	(6,556)	—	(42,922)	13,591
Construction services revenue	(95,793)	—	—	—	(9,281)	—	(1,730)	(8,611)	(10,363)	—	—	—	(125,778)
Construction services cost	95,684	—	—	—	9,281	—	1,679	8,611	9,183	—	—	—	124,438
Adjusted Ebitda excluding Construction Services	50,665	(44)	(6,494)	(38)	12,210	4,132	5,410	1,346	(5,458)	(6,556)	—	(42,922)	12,251
Construction services revenue	95,793	—	—	—	9,281	—	1,730	8,611	10,363	—	—	—	125,778
Construction services cost	(95,684)	—	—	—	(9,281)	—	(1,679)	(8,611)	(9,183)	—	—	—	(124,438)
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	(6,556)	—	(42,922)	13,591
Financial income													35,697
Financial loss													(215,496)
Inflation adjustment													(26,532)
Amortization and depreciation													(183,448)
Loss before income tax													(376,188)
Income tax													14,295
Net loss													(361,893)

Current assets	146,414	96	35,180	31	11,936	4,148	40,705	30,209	132,706	—	(65,395)	183,963	519,993
Non-current assets	1,170,598	21	756,448	122	149,871	6,420	144,745	64,580	274,620	3,081	(768)	315,920	2,885,658
Capital Expenditure	95,794	—	3,224	—	10,818	1,160	2,701	10,509	13,835	—	—	2	138,043
Current liabilities	273,173	40	103,756	1	20,578	2,608	4,046	27,544	117,787	—	(65,165)	68,186	552,554
Non-current liabilities	509,623	—	881,535	—	53,962	2,666	64,242	25,451	158,523	—	(998)	352,807	2,047,811

(*) Mainly includes revenues recognized over time, see Note 5.

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total(**)
Year ended December 31, 2019
Revenue (*)	935,035	217	116,581	—	107,744	16,888	133,463	109,608	145,635	—	(12,326)	5,795	1,558,640
Cost of services	(711,144)	(18)	(96,210)	—	(54,218)	(12,968)	(82,472)	(71,958)	(104,573)	—	9,191	(14,055)	(1,138,425)
Gross profit / (loss)	223,891	199	20,371	—	53,526	3,920	50,991	37,650	41,062	—	(3,135)	(8,260)	420,215
Selling, general and administrative expenses	(88,083)	(308)	(12,515)	(115)	(12,625)	(1,346)	(12,259)	(17,035)	(15,012)	—	3,137	(12,130)	(168,291)
Impairment loss	—	—	(42,801)	—	—	—	—	—	—	—	—	—	(42,801)
Other operating income	15,474	38	1,341	—	131	49	103	140	—	—	(17)	—	17,259
Other operating expenses	(1,075)	—	(332)	—	(346)	(75)	(731)	(93)	(111)	—	16	—	(2,747)
Operating income / (loss)	150,207	(71)	(33,936)	(115)	40,686	2,548	38,104	20,662	25,939	—	1	(20,390)	223,635
Share of loss in associates	—	—	—	—	—	—	—	—	35	(5,088)	—	(300)	(5,353)
Amortization and depreciation	91,217	—	11,788	—	12,124	1,024	13,724	4,646	12,530	—	—	15,394	162,447
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	(5,088)	1	(5,296)	380,729
Construction services revenue	(308,296)	—	—	—	(6,110)	—	(11,591)	(14,888)	(9,379)	—	—	—	(350,264)
Construction services cost	308,072	—	—	—	6,110	—	11,255	14,888	7,673	—	—	—	347,998
Adjusted Ebitda excluding Construction Services	241,200	(71)	(22,148)	(115)	52,810	3,572	51,492	25,308	36,798	(5,088)	1	(5,296)	378,463
Construction services revenue	308,296	—	—	—	6,110	—	11,591	14,888	9,379	—	—	—	350,264
Construction services cost	(308,072)	—	—	—	(6,110)	—	(11,255)	(14,888)	(7,673)	—	—	—	(347,998)
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	(5,088)	1	(5,296)	380,729
Financial income													51,889
Financial loss													(233,521)
Inflation adjustment													(25,391)
Amortization and depreciation													(162,447)
Income before income tax													11,259
Income tax													(17,079)
Net loss													(5,820)

Current assets	149,064	139	47,726	140	16,691	4,222	57,323	50,629	55,249	—	(59,393)	185,853	507,643
Non-current assets	1,235,497	22	1,106,996	104	151,717	6,425	169,130	63,914	245,541	8,059	(768)	387,963	3,374,600
Capital Expenditure	308,301	—	5,347	—	7,040	2,332	13,270	18,198	17,905	—	(33)	13	372,373
Current liabilities	220,849	29	129,875	2	21,080	2,740	27,853	49,616	105,873	—	(59,393)	63,778	562,302
Non-current liabilities	516,344	—	1,080,283	—	48,018	3,644	54,009	17,839	60,650	—	(768)	341,308	2,121,327

(*) Mainly includes revenues recognized over time, see Note 5.

(**) The Group initially applied IFRS 16 at January 1, 2019. In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognizes depreciation and interest costs, instead of operating lease expense. In relation to those leases, the Group recognized USD 3,443 of depreciation charges and USD 477 of additional interest costs from leases in 2019.

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total
Year ended December 31, 2018
Revenue(*)	822,756	256	123,241	—	105,707	17,668	118,376	89,225	155,483	—	(12,313)	5,746	1,426,145
Cost of services	(562,275)	(19)	(103,933)	—	(51,953)	(13,305)	(68,541)	(51,382)	(115,077)	—	9,578	(14,518)	(971,425)
Gross profit / (loss)	260,481	237	19,308	—	53,754	4,363	49,835	37,843	40,406	—	(2,735)	(8,772)	454,720
Selling, general and administrative expenses	(75,189)	(251)	(20,204)	(15)	(12,796)	(1,348)	(12,676)	(20,512)	(13,610)	—	2,735	(18,033)	(171,899)
Other operating income	15,854	41	2,186	—	440	84	137	1,465	—	—	—	—	20,207
Other operating expenses	(1,553)	—	(1,445)	—	(267)	(98)	(611)	(80)	—	—	—	—	(4,054)
Operating income / (loss)	199,593	27	(155)	(15)	41,131	3,001	36,685	18,716	26,796	—	—	(26,805)	298,974
Share of loss in associates	-	—	—	—	—	—	—	—	43	(5,325)	—	1,136	(4,146)
Amortization and depreciation	75,164	—	15,011	—	12,687	946	12,137	5,954	11,935	—	—	17,215	151,049
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	—	(8,454)	445,877
Construction services revenue	(176,131)	—	—	—	(653)	—	(5,799)	—	(15,834)	—	—	-	(198,417)
Construction services cost	175,964	—	—	—	634	—	5,629	—	14,117	—	—	-	196,344
Adjusted Ebitda excluding Construction Services	274,590	27	14,856	(15)	53,799	3,947	48,652	24,670	37,057	(5,325)	—	(8,454)	443,804
Construction services revenue	176,131	—	—	—	653	—	5,799	—	15,834	—	—	-	198,417
Construction services cost	(175,964)	—	—	—	(634)	—	(5,629)	—	(14,117)	—	—	-	(196,344)
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	—	(8,454)	445,877
Financial income													76,281
Financial loss													(331,147)
Inflation adjustment													(36,460)
Amortization and depreciation													(151,049)
Income before income tax													3,502
Income tax													(14,101)
Net loss													(10,599)